NET FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2017
Net financial (expenses)/income [Abstract]
NET FINANCIAL EXPENSES
NET FINANCIAL EXPENSES
The following table sets out details of financial income and expenses, including the amounts reported in the consolidated income statement within the net financial expenses line item, as well as interest income from financial services activities, recognized under net revenues, and interest expenses and other financial charges from financial services activities, recognized under cost of sales.

	For the years ended December 31,
	2017	2016	2015
Financial income:	(€ thousand)
Interest income from bank deposits	1,153	843	54
Other interest income and financial income	5,284	1,841	6,473
Interest income and other financial income	6,437	2,684	6,527
Finance income from financial services companies	50,254	58,236	61,587
Total financial income	56,691	60,920	68,114

Total financial income relating to:
Industrial companies (A)	6,437	2,684	6,527
Financial services companies (reported in net revenues)	50,254	58,236	61,587

Financial expenses:
Interest expenses on financial liabilities with FCA Group	—	—	(15,745)
Capitalized borrowing costs	1,578	1,519	1,530
Other interest cost and financial expenses	(3,775)	(4,090)	(3,163)
Interest expenses and other financial expenses	(2,197)	(2,571)	(17,378)
Interest expenses from banks	(23,057)	(27,042)	(3,357)
Interest on bonds	(9,231)	(6,937)	—
Write-downs of financial receivables	(3,530)	(3,864)	(9,607)
Net interest expenses on employee benefits provisions	—	(389)	(79)
Other financial expenses	(12,008)	(5,831)	(5,029)
Total financial expenses	(50,023)	(46,634)	(35,450)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(16,619)	(5,086)	(4,930)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(66,642)	(51,720)	(40,380)

Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:
Industrial companies (B)	(35,697)	(30,413)	(16,678)
Financial services companies (reported in cost of sales)	(30,945)	(21,307)	(23,702)

Net financial expenses relating to industrial companies (A+B)	(29,260)	(27,729)	(10,151)

Interest expenses from banks for the year ended December 31, 2017 and 2016 includes interest expenses on the Term Loan, which was fully repaid in November 2017, and for the year ended December 31, 2016 also includes interest expenses on the Bridge Loan, which was fully repaid in March 2016. Interest expenses from banks for all years presented also includes interest expenses related to financial services activities, which are reported within cost of sales, as well as interest expenses on other bank borrowings.
Interest on bonds includes interest expenses on the bonds issued in November 2017 (“2021 Bond”) and March 2016 (“2023 Bond”). See Note 25 “Debt” for additional details.
Financial income for the year ended December 31, 2017 includes amounts recognized in relation to the Delta Topco option and a gain on the fair value measurement of the Series C Liberty Formula One shares (“Liberty Shares”) subsequent to initial recognition at cost.
Interest expenses on financial liabilities with FCA Group for the year ended December 31, 2015 included €9,333 thousand related to the FCA Note.